Note 2 - Allowance For Loan Losses: Schedule of Allowance for Loan Losses (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018
Cosumer Loans
Financing Receivable, Nonaccrual	$ 25,580,436	$ 28,218,125
Real Estate Loans
Financing Receivable, Nonaccrual	1,185,167	1,189,848
Sales Finance Contracts
Financing Receivable, Nonaccrual	1,478,483	1,607,609
Financing Receivable, Nonaccrual	$ 28,244,086	$ 31,015,582